Warrant Liability and Earnout Shares Liability - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details) (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Warrant Liability [Abstract]
Dividends payable, amount per share	$ 0.125	$ 0.125